Revenue and Other Income - Schedule revenue from contracts with customers (Detail) - HKD ($)		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		$ 538,486,336		$ 351,522,552
Net fair value changes on financial assets at fair value through profit or loss and stock loan		(141,508,552)		240,006,805
Net fair value changes on derivative financial assets		475,415,376		(36,005,365)
Gain related to disposed investment				119,113,730
Dividend income		50,213,509		48,711,208
Total revenue		922,606,669		723,348,930
Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		89,585,893		21,904,493
Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		346,399,263		269,593,240
Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		9,352,544		42,543,660
Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		29,177,645		16,984,991
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		285,598		496,168
Insurance Brokerage Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		1,549,561
Digital Ecosystem Solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		54,468,580
Investment Banking [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		435,985,156		291,497,733
Total revenue		435,985,156		291,497,733
Investment Banking [member] | Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		89,585,893		21,904,493
Investment Banking [member] | Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		346,399,263		269,593,240
Asset Management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		38,815,787		60,024,819
Total revenue		38,815,787		60,024,819
Asset Management [member] | Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		9,352,544		42,543,660
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		29,177,645		16,984,991
Asset Management [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		285,598		496,168
Digital Solutions and Services Income [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		56,018,141		0
Total revenue	[1]	56,018,141
Digital Solutions and Services Income [Member] | Insurance Brokerage Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	[1]	1,549,561
Digital Solutions and Services Income [Member] | Digital Ecosystem Solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	[1]	54,468,580
Fashion and luxury media advertising and marketing services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others		7,667,252	[2]	0
Total revenue	[2]	7,667,252
Strategic Investment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net fair value changes on financial assets at fair value through profit or loss and stock loan		(141,508,552)		240,006,805
Net fair value changes on derivative financial assets		475,415,376		(36,005,365)
Gain related to disposed investment		0		119,113,730
Dividend income		50,213,509		48,711,208
Total revenue		$ 384,120,333		$ 371,826,378

[1]	Digital ecosystem solutions and other services segment represents the business of AMTD Digital which was acquired in February 2022.
[2]	Fashion and luxury media advertising and marketing services segment represents the business of L’Officiel Inc. SAS (“L’Officiel”) which was acquired in April 2022.